5. ADVANCES FROM SHAREHOLDERS/OFFICERS (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Advances From Shareholdersofficers Details
Cash advances		$ 15,000		$ 5,000
Fair value of common stock pledged as collateral by shareholder		170,000	170,000
Total	$ 170,000	$ 185,000	$ 170,000	$ 5,000